High Income Securities Fund
Portfolio of Investments
May 31, 2023 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 62.29%
Business Development Companies - 18.84%
Barings BDC, Inc.	283,740	$2,252,896
CION Investment Corp.	571,482	5,406,219
Crescent Capital BDC, Inc.	229,915	3,099,254
FS KKR Capital Corp.	374,220	7,241,157
Logan Ridge Finance Corp.	81,300	1,647,138
PennantPark Investment Corp.	41,601	229,638
PhenixFIN Corp.	19,193	654,481
Portman Ridge Finance Corp.	181,940	3,493,248
		24,024,031
Closed-End Funds - 43.45%
Aberdeen Asia-Pacific Income Fund, Inc.	215,752	589,003
abrdn Global Dynamic Dividend	46,058	420,049
Apollo Tactical Income Fund, Inc.	147,041	1,779,196
Bancroft Fund Ltd.	9,317	151,681
BlackRock California Municipal Income Trust	229,376	2,649,293
Blackrock ESG Capital Allocation Trust	285,700	4,374,067
BlackRock Innovation and Growth Term Trust	25,167	188,250
Blackstone Strategic Credit Fund	61,739	645,173
BNY Mellon Municipal Income, Inc.	56,902	354,500
BNY Mellon Strategic Municipal Bond Fund, Inc.	43,019	240,046
Center Coast Brookfield MLP & Energy Infrastructure Fund	135,466	2,470,900
Credit Suisse High Yield Bond Fund	469,143	891,372
Destra Multi-Alternative Fund	131,284	728,626
DWS Municipal Income Trust	26,832	228,072
DWS Strategic Municipal Income Trust	27,199	222,216
Eaton Vance New York Municipal Bond Fund	238,267	2,194,439
Ellsworth Growth and Income Fund Ltd.	84,012	666,215
First Trust Dynamic Europe Equity Income Fund	516,564	6,482,877
First Trust High Yield Opportunities 2027 Term Fund	9,172	124,005
Highland Income Fund	430,600	3,806,504
MFS High Yield Municipal Trust	392,854	1,229,633
MFS Investment Grade Municipal Trust	68,446	491,442
Morgan Stanley Emerging Markets Debt Fund, Inc.	192,681	1,262,061
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	58,616	273,151
Neuberger Berman New York Municipal Fund, Inc.	30,831	290,736
Neuberger Berman Next Generation Connectivity Fund, Inc.	357,757	3,599,035
New America High Income Fund, Inc.	123,071	796,269
Nuveen Multi-Asset Income Fund	20,588	234,086
Nuveen Short Duration Credit Opportunities Fund	302,479	3,399,864
NXG NextGen Infrastructure Income Fund	54,577	1,961,497
PGIM Global High Yield Fund, Inc.	176,072	1,905,099
Principal Real Estate Income Fund	47,386	442,111
Saba Capital Income & Opportunities Fund	495,448	3,909,084
Templeton Global Income Fund	8,345	33,964
Tortoise Energy Independence Fund, Inc.	23,503	636,461
Tortoise Power and Energy Infrastructure Fund, Inc.	73,812	920,436
Vertical Capital Income Fund	310,942	3,106,311
Virtus Total Return Fund, Inc.	266,388	1,611,647
Western Asset Intermediate Muni Fund, Inc.	13,483	102,606
		55,411,977
Total Investment Companies (Cost $86,971,402)		79,436,008

	Shares/Units
SPECIAL PURPOSE ACQUISITION VEHICLES - 16.91% (a)
Alphatime Acquisition Corp. (e)	35,000	364,350
AltC Acquisition Corp.	50,000	534,750
Andretti Acquisition Corp. (e)	50,000	530,000
AP Acquisition Corp. (e)	50,000	532,000
Apollo Strategic Growth Capital II (e)	7,042	72,075
Battery Future Acquisition Corp. (e)	14,000	147,280
Bullpen Parlay Acquisition Co. (e)	50,000	523,000
byNordic Acquisition Corp.	40,013	421,337
Cartesian Growth Corp. II (e)	188,477	2,003,248
Churchill Capital Corp. VI	34,700	355,675
Churchill Capital Corp. VII	58,805	602,163
Colombier Acquisition Corp.	40,500	409,455
Concord Acquisition Corp II	16,612	169,941
Consilium Acquisition Corp I Ltd. (e)	10,000	104,700
Elliott Opportunity II Corp. (e)	67,704	700,736
Enphys Acquisition Corp. (e)	11,300	116,616
EVe Mobility Acquisition Corp. (e)	70,453	741,166
Everest Consolidator Acquisition Corp.	37,100	393,260
Forbion European Acquisition Corp. (e)	100,000	1,063,000
Forbion European Acquisition Corp. Units (e)	1	11
GoGreen Investments Corp. (e)	25,100	269,825
Gores Holdings IX, Inc.	19,105	194,680
Infinite Acquisition Corp. (e)	36,192	381,464
Investcorp India Acquisition Corp. (e)	67,686	720,855
Kensington Capital Acquisition Corp V (e)	63,160	663,180
Logistics Innovation Technologies Corp.	93,500	956,505
M3-Brigade Acquisition III Corp.	100,332	1,047,466
Motive Capital Corp. II (e)	146,448	1,539,168
Pearl Holdings Acquisition Corp. (e)	42,865	450,511
Portage Fintech Acquisition Corp. (e)	31,400	324,048
Rigel Resource Acquisition Corp. (e)	14,307	152,370
Screaming Eagle Acquisition Corp. (e)	99,999	1,024,990
SILVERspac, Inc. (e)	16,518	170,961
Swiftmerge Acquisition Corp. (e)	37,100	386,582
Target Global Acquisition I Corp. (e)	76,522	805,011
TG Venture Acquisition Corp.	190,793	1,982,339
Waverley Capital Acquisition Corp 1 (e)	40,971	422,411
Zimmer Energy Transition Acquisition Corp.	28,387	290,399
Total Special Purpose Acquisition Vehicles (Cost $21,011,828)		21,567,528

	Shares
OTHER COMMON STOCKS - 1.80%
Real Estate Investment Trusts - 1.80%
Lument Finance Trust, Inc.	253,670	466,753
NexPoint Diversified Real Estate Trust	173,018	1,825,340
Total Other Common Stocks (Cost $3,426,884)		2,292,093

PREFERRED STOCKS - 11.27%
Business Development Companies - 4.73%
OFS Credit Co, Inc., 5.250%	60,000	1,333,896
SuRo Capital Corp., 6.000%	200,000	4,700,000
		6,033,896
Closed-End Funds - 1.57%
XAI Octagon Floating Rate Alternative Income Term Trust, 6.500%	80,000	1,994,400
Metal Processors & Fabrication - 1.54%
Steel Partners Holdings LP, 6.000%	86,076	1,966,837
Real Estate Investment Trusts - 2.11%
Brookfield DTLA Fund Office Trust Investor, Inc., 7.625%	1,615	710
Cedar Realty Trust, Inc.- Series C, 6.500%	101,456	1,141,380
NexPoint Diversified Real Estate Trust - Series A, 5.500%	94,082	1,542,945
		2,685,035
Real Estate Operations and Development - 0.56%
Harbor Custom Development, Inc - Series A, 8.000%	131,166	716,166
Retail - Catalog Shopping - 0.09%
iMedia Brands, Inc., 8.500%	27,802	109,317
67Transactional Software - 0.56%
Synchronoss Technologies, Inc., 8.375%	46,470	859,695
Total Preferred Stocks (Cost $18,724,728)		14,365,346

LIQUIDATING TRUSTS - 0.13%
Copper Property CTL Pass Through Trust	15,380	169,949
Total Liquidating Trusts (Cost $204,246)		169,949

	Principal Amount
CORPORATE OBLIGATIONS - 0.44%
Lamington Road DAC (b)(d)(e)
8.000%, 04/07/2121	$7,762,499	310,500
9.750%, 04/07/2121	491,953	255,324
Total Corporate Obligations (Cost $676,854)		565,824

	Shares
RIGHTS - 0.01% (a)
Lakeshore Acquisition II Corp. (Expiration: November 18, 2026) (e)	59,500	10,413
Nocturne Acquisition Corp. (Expiration: December 26, 2025) (e)	40,000	4,804
ROC Energy Acquisition Corp. (Expiration: November 30, 2028)	9,000	2,610
Total Rights (Cost $28,013)		17,827

WARRANTS - 0.07% (a)
AGBA Group Holding Ltd. (e)
Expiration: March 2027
Exercise Price: $11.50	36,750	1,470
Andretti Acquisition Corp. (e)
Expiration: March 2028
Exercise Price: $11.50	25,000	2,253
Ault Disruptive Technologies Corp.
Expiration: June 2023
Exercise Price: $11.50	48,000	3,840
BioPlus Acquisition Corp. (e)
Expiration: December 2026
Exercise Price: $11.50	37,500	3,750
Cartesian Growth Corp. II (e)
Expiration: July 2028
Exercise Price: $11.50	33,333	5,000
Churchill Capital Corp. VI
Expiration: February 2026
Exercise Price: $11.50	6,940	1,041
Churchill Capital Corp. VII
Expiration: February 2028
Exercise Price: $11.50	11,761	1,764
Colombier Acquisition Corp.
Expiration: December 2028
Exercise Price: $11.50	13,500	3,510
Digital Health Acquisition Corp.
Expiration: November 2026
Exercise Price: $11.50	84,000	5,855
ExcelFin Acquisition Corp.
Expiration: October 2028
Exercise Price: $11.50	25,000	1,173
FAST Acquisition Corp. II
Expiration: March 2026
Exercise Price: $11.50	5,797	3,083
Forbion European Acquisition Corp. (e)
Expiration: December 2026
Exercise Price: $11.50	33,333	13,666
Global Systems Dynamics, Inc.
Expiration: April 2026
Exercise Price: $11.50	25,200	1,638
HNR Acquisition Corp.
Expiration: February 2026
Exercise Price: $11.50	37,000	2,594
Lakeshore Acquisition II Corp. (e)
Expiration: November 2026
Exercise Price: $11.50	29,750	744
LAMF Global Ventures Corp. I (e)
Expiration: November 2026
Exercise Price: $11.50	25,000	2,125
Landcadia Holdings IV, Inc.
Expiration: March 2028
Exercise Price: $11.50	12,500	2,050
Leo Holdings Corp II (e)
Expiration: January 2028
Exercise Price: $11.50	5,250	105
LIV Capital Acquisition Corp II (e)
Expiration: February 2027
Exercise Price: $11.50	41,625	1,357
M3-Brigade Acquisition III Corp.
Expiration: July 2028
Exercise Price: $11.50	33,444	12,373
Murphy Canyon Acquisition Corp.
Expiration: January 2027
Exercise Price: $11.50	55,500	3,469
Northern Star Investment Corp. III
Expiration: February 2028
Exercise Price: $11.50	7,666	460
OPY Acquisition Corp I
Expiration: September 2026
Exercise Price: $11.50	50,000	7,500
Quantum FinTech Acquisition Corp.
Expiration: January 2026
Exercise Price: $11.50	33,000	1,650
Relativity Acquisition Corp.
Expiration: December 2029
Exercise Price: $11.50	21,700	–
Screaming Eagle Acquisition Corp. (e)
Expiration: January 2027
Exercise Price: $11.50	33,333	5,000
Seaport Global Acquisition II Corp.
Expiration: November 2026
Exercise Price: $11.50	50,000	1,750
Signa Sports United NV (e)
Expiration: July 2023
Exercise Price: $11.50	10,731	752
Target Global Acquisition I Corp. (e)
Expiration: December 2026
Exercise Price: $11.50	23,633	945
TG Venture Acquisition Corp.
Expiration: August 2028
Exercise Price: $11.50	74,000	2,960
Total Warrants (Cost $242,424)		93,877

MONEY MARKET FUNDS - 6.53%
Fidelity Investments Money Market Funds - Government Portfolio, 4.980% (c)	4,160,092	4,160,092
STIT - Treasury Portfolio, 5.038% (c)	4,160,092	4,160,092
Total Money Market Funds (Cost $8,320,184)		8,320,184

Total Investments (Cost $139,606,563) - 99.45%		126,828,636
Other Assets in Excess of Liabilities - 0.55%		698,121
TOTAL NET ASSETS- 100.00%		127,526,757

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Fair valued securities. The total market value of these securities was $565,824, representing 0.44% of net assets. Value determined using significant unobservable inputs.
(c)	The rate shown represents the seven-day yield at May 31, 2023.
(d)	The coupon rate shown represents the rate at May 31, 2023.
(e)	Foreign-issued security.

Abbreviations:
BDC	Business Development Company.
Ltd.	Limited Liability Company.

The accompanying notes are an integral part of these schedule of investments.

Security valuation - Portfolio securities and other investments are valued using policies and procedures adopted by the Trustees. The Trustees have formed a Valuation
Committee to oversee the implementation of these procedures.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees. Such services or dealers determine valuations for normal institutional size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the Fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the Fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security, the security will be valued at fair value in accordance with policies and procedures approved by the Trustees.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S.
Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuations according to the inputs used as of May 31, 2023 in valuing the Fund's investments:

	Quoted Prices in Active	Significant Other
	Markets for Identical	Observable Inputs	Unobservable Inputs
	Investments (Level 1)	(Level 2)	(Level 3)	Total
Investment Companies
Business Development Companies	$23,369,550	$654,481	$-	$24,024,031
Closed-End Funds	55,411,977	-	-	55,411,977
Preferred Stocks	7,670,946	6,694,400		14,365,346
Other Common Stock	2,292,093			2,292,093
Liquidating Trusts	169,949			169,949
Special Purpose Acquisition Vehicles	17,465,749	4,101,779	-	21,567,528
Corporate Bonds		-	565,824	565,824
Rights	7,414	10,413	-	17,827
Warrants	37,868	56,009	-	93,877
Money Market Funds	8,320,184	-	-	8,320,184
Total	$114,745,730	$11,517,082	$565,824	$126,828,636

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The fair value of derivative instruments as reported within the Schedule of Investments as of May 31, 2023:

Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value
Equity Contracts - Warrants	Investments, at value	$93,877

The effect of derivative instruments on the Statement of Operations for the period ended May 31, 2023:

	Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Value
Equity Contracts - Warrants	Net Realized Loss	$(204,904)
	on Investments

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Total
Equity Contracts - Warrants	Net change in unrealized	$192,158
	appreciation of investments